CUSTOMERS' REFUNDABLE FEES	12 Months Ended
Dec. 31, 2018
Revenue Recognition [Abstract]
CUSTOMERS' REFUNDABLE FEES
14.	CUSTOMERS’ REFUNDABLE FEES

Roll-forward of customers’ refundable fees:

	As of December 31,
	2017	2018
	US$	US$
Balance at beginning of year	28,630	7,070
Cash received from customers during the year	69,148	20,512
Revenue recognized during the year	(30,998)	(13,563)
Payments to sales and marketing agents during the year	(36,836)	(7,313)
Refunds paid during the year	(23,941)	(2,128)
Foreign currency translation adjustments	1,067	(602)
Balance at end of year	7,070	3,976